Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2021
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)
28.	Earnings per share (EPS)

Basic and diluted earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The calculation of basic and diluted earnings per share is shown below:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to ordinary equity holders of the Parent	153,170	57,894	132,047
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted profit for common and investment shares	0.36	0.14	0.31

The Group has no dilutive potential ordinary shares as of December 31, 2021, 2020 and 2019.

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.